Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-4 Class F
10/13/2025	6.940%	500,000	520,771
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	500,000	500,199
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.638%	1,300,000	1,300,573
Bain Capital Credit CLO Ltd.(a),(b),(c)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	6.700%	280,000	279,985
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.734%	500,000	500,001
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	250,000	250,091
Carlyle Global Market Strategies CLO(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	250,000	250,040
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	1.934%	600,000	599,997
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	262,229	265,820
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.426%	335,000	332,156
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	600,000	610,259
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	1,000,000	1,024,265
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	925,000	927,460
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	185,662	189,224
Series 2019-11 Class A
12/15/2045	3.750%	57,930	58,184
Series 2019-3 Class A
10/15/2025	3.750%	310,740	315,948
Series 2019-7 Class A
01/15/2027	3.750%	314,311	317,524
Series 2019-8 Class A
12/15/2045	3.750%	127,600	128,660
Series 2020-1 Class A
01/16/2046	3.500%	268,607	270,621
Series 2020-2 Class A
02/15/2046	3.600%	209,148	210,888
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	400,000	401,000
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.626%	400,000	400,104
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.884%	600,000	600,034
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.614%	300,000	299,320
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.584%	800,000	796,839
Pagaya AI Debt Selection Trust(a),(e)
Series 2019-1 Class A
06/15/2026	3.690%	55,870	56,009
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	277,702	280,287
Series 2021-1 Class A
11/15/2027	1.180%	350,905	351,847
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1 Class B
11/15/2027	2.130%	700,000	706,650
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	1,200,000	1,234,572
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	500,000	513,210
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	300,000	300,725
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	750,000	750,846
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	370,000	369,979
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	6.461%	250,000	249,427
Voya CLO Ltd.(a),(b),(c)
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.900%	250,000	250,000
Total Asset-Backed Securities — Non-Agency (Cost $16,314,108)			16,413,515

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.034%	550,000	528,867
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.484%	300,000	289,196
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.884%	300,000	299,424
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.805%	300,000	299,438
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.501%	650,000	624,425
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.754%	150,000	145,350
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	449,348
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	309,022
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	533,802
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.346%	198,965	200,705
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	198,965	200,954
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	577,355
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	630,000	633,546
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	526,194
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	2.984%	450,000	439,599
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,983,720)			6,057,225

Common Stocks 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Fieldwood Energy LLC(g)	1,207	125,226
Total Energy		125,226

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(d),(e),(g)	2,000	—
Total Financials		—
Total Common Stocks (Cost $140,766)		125,226

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	49,000	50,936
Total Convertible Bonds (Cost $46,317)			50,936

Corporate Bonds & Notes 39.4%

Aerospace & Defense 0.4%
Bombardier, Inc.(a)
04/15/2027	7.875%	113,000	117,161
TransDigm, Inc.(a)
12/15/2025	8.000%	110,000	117,156
03/15/2026	6.250%	28,000	29,280
TransDigm, Inc.
06/15/2026	6.375%	17,000	17,560
03/15/2027	7.500%	73,000	76,834
11/15/2027	5.500%	120,000	123,484
05/01/2029	4.875%	93,000	93,143
Total			574,618
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	75,000	75,743
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	50,719
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	180,000	189,167
Delta Air Lines, Inc.
01/15/2026	7.375%	21,000	24,721
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	92,595	96,996
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	44,000	47,876
United Airlines, Inc.(a)
04/15/2026	4.375%	51,000	52,433
Total			537,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.9%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	55,000	56,641
04/01/2027	6.500%	8,000	8,343
Clarios Global LP(a)
05/15/2025	6.750%	34,000	35,985
Ford Motor Co.
04/21/2023	8.500%	43,000	47,266
04/22/2025	9.000%	30,000	36,083
04/22/2030	9.625%	9,000	12,764
01/15/2043	4.750%	70,000	73,676
Ford Motor Credit Co. LLC
03/18/2024	5.584%	49,000	52,674
09/08/2024	3.664%	47,000	48,681
11/01/2024	4.063%	23,000	24,153
06/16/2025	5.125%	113,000	122,764
11/13/2025	3.375%	63,000	64,853
08/17/2027	4.125%	116,000	123,052
02/16/2028	2.900%	34,000	33,770
11/13/2030	4.000%	30,000	31,197
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	54,000	57,353
IAA Spinco, Inc.(a)
06/15/2027	5.500%	89,000	92,962
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	152,000	153,692
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	23,000	24,176
05/15/2027	8.500%	67,000	71,283
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	20,000	20,746
Tenneco, Inc.(a)
01/15/2029	7.875%	63,000	70,359
Total			1,262,473
Banking 2.9%
Bank of America Corp.(h)
07/23/2031	1.898%	1,000,000	962,475
Citigroup, Inc.(h)
05/01/2032	2.561%	347,000	350,977
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	551,000	545,818
HSBC Holdings PLC(h)
05/24/2032	2.804%	470,000	476,415
JPMorgan Chase & Co.(h)
04/22/2032	2.580%	1,355,000	1,376,055

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(h)
07/21/2032	2.239%	460,000	452,178
Total			4,163,918
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	11,000	12,138
AG Issuer LLC(a)
03/01/2028	6.250%	28,000	29,357
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	25,000	25,721
Hightower Holding LLC(a)
04/15/2029	6.750%	66,000	67,585
NFP Corp.(a),(i)
08/15/2028	4.875%	65,000	66,074
NFP Corp.(a)
08/15/2028	6.875%	120,000	122,478
Total			323,353
Building Materials 0.3%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	70,000	72,848
05/15/2029	4.125%	41,000	40,839
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	70,000	70,538
Interface, Inc.(a)
12/01/2028	5.500%	21,000	22,139
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	69,338
SRS Distribution, Inc.(a)
07/01/2028	4.625%	32,000	32,646
07/01/2029	6.125%	62,000	63,869
White Cap Buyer LLC(a)
10/15/2028	6.875%	51,000	53,957
Total			426,174
Cable and Satellite 2.5%
Cable One, Inc.(a)
11/15/2030	4.000%	53,000	52,778
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	94,000	101,570
03/01/2030	4.750%	91,000	95,127
08/15/2030	4.500%	92,000	94,815
02/01/2031	4.250%	47,000	47,807
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	446,000	459,332
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	167,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital(c)
06/30/2062	3.950%	405,000	391,640
CSC Holdings LLC
06/01/2024	5.250%	25,000	26,771
CSC Holdings LLC(a)
01/15/2030	5.750%	117,000	118,963
12/01/2030	4.125%	40,000	39,208
12/01/2030	4.625%	189,000	179,160
02/15/2031	3.375%	32,000	29,743
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	40,000	41,761
DISH DBS Corp.
06/01/2029	5.125%	323,000	316,878
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	84,000	86,709
09/15/2028	6.500%	132,000	134,518
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	57,000	57,774
07/01/2030	4.125%	70,000	70,364
Videotron Ltd.(a)
06/15/2029	3.625%	536,000	544,309
Virgin Media Finance PLC(a)
07/15/2030	5.000%	126,000	128,734
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	184,000	188,815
Ziggo BV(a)
01/15/2030	4.875%	120,000	123,654
Total			3,498,128
Chemicals 0.7%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	88,000	85,585
Element Solutions, Inc.(a)
09/01/2028	3.875%	70,000	71,117
HB Fuller Co.
10/15/2028	4.250%	52,000	52,895
Herens Holdco Sarl(a)
05/15/2028	4.750%	61,000	61,347
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	39,000	42,962
INEOS Group Holdings SA(a)
08/01/2024	5.625%	117,000	117,261
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	22,000	22,230
Ingevity Corp.(a)
11/01/2028	3.875%	135,000	134,635
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	107,000	115,667

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	29,000	29,435
Olympus Water US Holding Corp.(a),(c)
10/01/2028	4.250%	63,000	62,278
10/01/2029	6.250%	26,000	25,805
SPCM SA(a)
03/15/2027	3.125%	7,000	7,000
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	32,000	32,408
09/30/2029	7.500%	18,000	18,455
WR Grace Holdings LLC(a)
06/15/2027	4.875%	70,000	72,015
08/15/2029	5.625%	76,000	78,430
Total			1,029,525
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	103,000	102,758
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	81,834
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	36,000	37,361
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,674
United Rentals North America, Inc.
01/15/2032	3.750%	29,000	29,340
Total			279,967
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
02/15/2027	6.750%	20,000	21,248
07/15/2029	5.750%	56,000	55,298
Arches Buyer, Inc.(a)
12/01/2028	6.125%	25,000	25,477
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	125,060
Match Group, Inc.(a)
06/01/2028	4.625%	23,000	24,052
Staples, Inc.(a)
04/15/2026	7.500%	96,000	97,357
04/15/2027	10.750%	19,000	18,486
Uber Technologies, Inc.(a)
05/15/2025	7.500%	62,000	66,147
08/15/2029	4.500%	256,000	257,742
Total			690,867
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	93,000	98,457
Mattel, Inc.
11/01/2041	5.450%	12,000	14,346
Newell Brands, Inc.
04/01/2046	6.000%	300,000	385,500
Prestige Brands, Inc.(a)
04/01/2031	3.750%	26,000	25,090
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	60,000	60,555
Spectrum Brands, Inc.
07/15/2025	5.750%	59,000	60,666
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	30,000	30,056
Total			674,670
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	12,000	12,323
CFX Escrow Corp.(a)
02/15/2026	6.375%	39,000	40,936
General Electric Co.
03/15/2032	6.750%	115,000	157,780
Madison IAQ LLC(a)
06/30/2028	4.125%	24,000	23,990
06/30/2029	5.875%	77,000	77,854
Resideo Funding, Inc.(a)
09/01/2029	4.000%	53,000	51,998
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	37,000	38,870
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	95,000	101,461
06/15/2028	7.250%	76,000	84,177
Total			589,389
Electric 2.8%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	451,296
Calpine Corp.(a)
06/01/2026	5.250%	35,000	35,994
02/15/2028	4.500%	48,000	48,978
Clearway Energy Operating LLC
09/15/2026	5.000%	59,000	60,578
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	136,000	143,890
02/15/2031	3.750%	151,000	152,284

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a),(c)
01/15/2032	3.750%	87,000	87,161
Emera US Finance LP
06/15/2046	4.750%	365,000	431,627
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	88,000	89,433
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	25,413
09/15/2027	4.500%	240,000	257,990
NRG Energy, Inc.(a)
06/15/2029	5.250%	45,000	47,994
02/15/2031	3.625%	136,000	133,639
02/15/2032	3.875%	470,000	464,723
Pacific Gas and Electric Co.
07/01/2050	4.950%	415,000	440,534
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	42,735
PG&E Corp.
07/01/2028	5.000%	35,000	35,663
07/01/2030	5.250%	50,000	51,181
Southern Co. (The)
07/01/2046	4.400%	572,000	675,030
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	74,317
01/15/2030	4.750%	89,000	93,169
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	24,000	24,789
05/01/2029	4.375%	44,000	44,316
Total			3,912,734
Environmental 0.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	135,000	139,307
08/01/2025	3.750%	29,000	29,836
08/01/2028	4.000%	56,000	55,595
06/15/2029	4.750%	72,000	74,003
08/15/2029	4.375%	37,000	37,358
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	130,000	131,589
Total			467,688
Finance Companies 1.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	420,000	504,889
Global Aircraft Leasing Co., Ltd.(a),(j)
09/15/2024	6.500%	41,120	40,567
Navient Corp.
03/15/2028	4.875%	40,000	40,331
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	186,000	189,583
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	53,000	53,592
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(c)
10/15/2033	4.000%	733,000	727,702
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	47,219
03/15/2024	6.125%	137,000	146,334
Total			1,750,217
Food and Beverage 2.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	587,000	728,980
Bacardi Ltd.(a)
05/15/2048	5.300%	670,000	870,473
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	171,000	176,034
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	35,000	36,622
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	80,000	86,744
Kraft Heinz Foods Co.
06/01/2046	4.375%	466,000	531,702
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	39,582
Performance Food Group, Inc.(a)
05/01/2025	6.875%	23,000	24,358
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	142,000	151,842
03/01/2032	3.500%	646,000	657,060
Post Holdings, Inc.(a)
03/01/2027	5.750%	57,000	59,223
01/15/2028	5.625%	33,000	34,673
04/15/2030	4.625%	28,000	28,228
09/15/2031	4.500%	82,000	81,290
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	43,000	42,792
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	32,000	32,363
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	42,000	42,742
US Foods, Inc.(a)
04/15/2025	6.250%	6,000	6,299
02/15/2029	4.750%	27,000	27,727
Total			3,658,734

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.9%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	82,000	84,577
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	110,000	111,545
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	129,000	130,823
CCM Merger, Inc.(a)
05/01/2026	6.375%	89,000	93,632
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	28,000	29,501
07/01/2027	8.125%	129,000	144,978
International Game Technology PLC(a)
02/15/2025	6.500%	86,000	96,007
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/15/2029	3.875%	14,000	14,895
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	81,000	82,493
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	35,000	34,572
Scientific Games International, Inc.(a)
07/01/2025	8.625%	32,000	34,687
10/15/2025	5.000%	28,000	28,791
03/15/2026	8.250%	139,000	148,098
05/15/2028	7.000%	45,000	48,592
11/15/2029	7.250%	44,000	49,496
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	13,000	13,268
12/01/2026	4.250%	61,000	63,703
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	47,000	47,956
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	18,000	18,134
Total			1,275,748
Health Care 2.1%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	19,000	19,975
04/15/2029	5.000%	46,000	47,977
AdaptHealth LLC(a)
03/01/2030	5.125%	96,000	96,075
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	47,407
Becton Dickinson and Co.
02/11/2031	1.957%	490,000	476,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	14,000	14,544
02/15/2029	3.125%	16,000	15,691
04/01/2030	3.500%	44,000	43,997
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	27,000	28,068
03/15/2029	3.750%	21,000	21,527
03/15/2031	4.000%	17,000	17,804
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	110,000	115,132
03/15/2026	8.000%	75,000	79,531
04/15/2029	6.875%	48,000	48,059
02/15/2031	4.750%	39,000	39,244
Encompass Health Corp.
02/01/2028	4.500%	62,000	64,318
HCA, Inc.
09/01/2028	5.625%	165,000	196,327
09/01/2030	3.500%	5,000	5,297
Hologic, Inc.(a)
02/01/2028	4.625%	75,000	78,907
IQVIA, Inc.(a)
10/15/2026	5.000%	25,000	25,703
05/15/2027	5.000%	95,000	98,720
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	67,000	69,939
06/15/2028	5.000%	131,000	141,062
Mozart Debt Merger Sub, Inc.(a),(c)
10/01/2029	5.250%	32,000	32,000
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	40,000	42,195
02/01/2028	7.250%	15,000	16,069
Radiology Partners, Inc.(a)
02/01/2028	9.250%	76,000	81,651
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	175,000	179,875
Select Medical Corp.(a)
08/15/2026	6.250%	181,000	190,441
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	83,000	89,807
Syneos Health, Inc.(a)
01/15/2029	3.625%	43,000	42,859
Teleflex, Inc.
11/15/2027	4.625%	53,000	55,628
Teleflex, Inc.(a)
06/01/2028	4.250%	28,000	29,085
Tenet Healthcare Corp.
07/15/2024	4.625%	10,000	10,164

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	79,000	82,110
11/01/2027	5.125%	139,000	145,316
10/01/2028	6.125%	115,000	120,681
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	76,000	80,168
Total			2,989,914
Healthcare Insurance 0.1%
Centene Corp.
10/15/2030	3.000%	81,000	83,026
08/01/2031	2.625%	39,000	38,759
Total			121,785
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	49,060
Meritage Homes Corp.(a)
04/15/2029	3.875%	30,000	31,495
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	47,000	48,249
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	57,896
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	38,425
Total			225,125
Independent Energy 2.2%
Apache Corp.
11/15/2027	4.875%	34,000	37,081
10/15/2028	4.375%	46,000	49,701
01/15/2030	4.250%	41,000	44,185
09/01/2040	5.100%	48,000	53,761
02/01/2042	5.250%	25,000	27,856
04/15/2043	4.750%	70,000	75,785
Callon Petroleum Co.
07/01/2026	6.375%	185,000	176,867
Callon Petroleum Co.(a)
08/01/2028	8.000%	143,000	141,201
CNX Resources Corp.(a)
03/14/2027	7.250%	45,000	47,900
01/15/2029	6.000%	64,000	67,707
Comstock Resources, Inc.(a)
03/01/2029	6.750%	29,000	31,340
01/15/2030	5.875%	27,000	28,084
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	22,000	22,961
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	17,000	17,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.(h)
02/01/2030	8.750%	118,000	151,852
EQT Corp.(a)
05/15/2031	3.625%	30,000	31,267
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	57,000	58,741
Matador Resources Co.
09/15/2026	5.875%	75,000	77,384
Occidental Petroleum Corp.
04/15/2026	3.400%	139,000	142,682
08/15/2029	3.500%	75,000	76,268
09/01/2030	6.625%	117,000	144,397
01/01/2031	6.125%	110,000	131,809
09/15/2036	6.450%	408,000	513,593
03/15/2040	6.200%	31,000	36,511
07/15/2044	4.500%	39,000	39,159
06/15/2045	4.625%	193,000	197,392
03/15/2046	6.600%	114,000	143,739
04/15/2046	4.400%	441,000	438,771
08/15/2049	4.400%	45,000	44,241
SM Energy Co.
09/15/2026	6.750%	24,000	24,503
01/15/2027	6.625%	32,000	32,794
07/15/2028	6.500%	24,000	24,807
Southwestern Energy Co.(a)
02/01/2029	5.375%	26,000	27,837
Total			3,160,076
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	30,000	33,965
04/15/2027	4.250%	11,000	12,228
11/15/2039	6.750%	28,000	38,125
Chevron USA, Inc.
11/15/2043	5.250%	125,000	168,538
Total			252,856
Leisure 0.8%
Carnival Corp.(a)
03/01/2026	7.625%	184,000	196,370
03/01/2027	5.750%	95,000	98,162
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	61,000	61,598
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	23,992
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	46,000	49,352

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
03/15/2026	5.875%	112,000	113,110
07/15/2028	5.250%	32,000	31,513
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	31,000	31,538
NCL Corp Ltd.(a)
03/15/2026	5.875%	49,000	50,239
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	55,000	52,234
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	67,000	72,859
07/01/2026	4.250%	88,000	86,210
08/31/2026	5.500%	48,000	49,323
04/01/2028	5.500%	55,000	56,306
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	75,000	75,695
Viking Cruises Ltd.(a)
09/15/2027	5.875%	14,000	13,603
Total			1,062,104
Life Insurance 1.9%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	502,352
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	350,000	377,429
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,230,000	1,334,813
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	439,517
Total			2,654,111
Lodging 0.0%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	11,000	11,219
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	20,000	20,314
Total			31,533
Media and Entertainment 1.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	188,000	192,607
Clear Channel International BV(a)
08/01/2025	6.625%	68,000	70,842
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	101,000	106,315
06/01/2029	7.500%	61,000	63,591
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	9,000	5,962
08/15/2027	6.625%	25,000	11,027
iHeartCommunications, Inc.
05/01/2026	6.375%	19,000	20,005
05/01/2027	8.375%	91,130	97,350
iHeartCommunications, Inc.(a)
01/15/2028	4.750%	116,000	119,498
Lamar Media Corp.
01/15/2029	4.875%	80,000	84,900
Netflix, Inc.
04/15/2028	4.875%	54,000	62,156
11/15/2028	5.875%	77,000	94,346
05/15/2029	6.375%	17,000	21,505
Netflix, Inc.(a)
11/15/2029	5.375%	53,000	64,208
06/15/2030	4.875%	308,000	362,783
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	49,000	50,825
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	24,000	23,782
03/15/2030	4.625%	125,000	125,344
Playtika Holding Corp.(a)
03/15/2029	4.250%	57,000	57,191
Univision Communications, Inc.(a)
05/01/2029	4.500%	35,000	35,640
Total			1,669,877
Metals and Mining 1.3%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	28,000	29,162
Allegheny Technologies, Inc.
10/01/2029	4.875%	11,000	11,030
10/01/2031	5.125%	78,000	78,589
Commercial Metals Co.
02/15/2031	3.875%	7,000	7,046
Constellium SE(a)
06/15/2028	5.625%	107,000	112,431
04/15/2029	3.750%	153,000	149,217
Freeport-McMoRan, Inc.
03/15/2043	5.450%	808,000	994,264
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	281,000	294,469
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	74,000	76,028

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	43,000	43,596
08/15/2031	3.875%	52,000	51,603
Total			1,847,435
Midstream 2.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	107,000	113,827
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	33,000	34,657
01/31/2032	3.250%	136,000	136,513
Cheniere Energy, Inc.
10/15/2028	4.625%	118,000	124,426
CNX Midstream Partners LP(a)
04/15/2030	4.750%	62,000	62,802
DCP Midstream Operating LP
04/01/2044	5.600%	73,000	85,395
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	50,000	51,271
DT Midstream, Inc.(a)
06/15/2029	4.125%	51,000	51,930
06/15/2031	4.375%	66,000	68,339
EQM Midstream Partners LP(a)
07/01/2027	6.500%	35,000	39,381
01/15/2029	4.500%	73,000	75,829
01/15/2031	4.750%	95,000	98,801
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	200,000	201,927
Hess Midstream Operations LP(a)
02/15/2030	4.250%	19,000	19,214
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	59,000	59,955
NuStar Logistics LP
10/01/2025	5.750%	136,000	146,607
06/01/2026	6.000%	23,000	24,952
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	451,000	482,457
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	40,000	41,248
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	157,000	159,532
Sunoco LP/Finance Corp.
02/15/2026	5.500%	120,000	122,467
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	33,000	34,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	28,000	29,469
03/01/2030	5.500%	77,000	84,213
02/01/2031	4.875%	94,000	101,392
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	259,000	267,605
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	96,371
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	87,000	89,656
08/15/2031	4.125%	62,000	64,793
Western Gas Partners LP
03/01/2048	5.300%	225,000	259,329
08/15/2048	5.500%	241,000	281,910
Total			3,510,391
Natural Gas 0.4%
NiSource, Inc.
05/15/2047	4.375%	465,000	554,629
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	45,000	46,952
Nabors Industries Ltd.(a)
01/15/2028	7.500%	22,000	20,843
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	234,338	230,852
Total			298,647
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	41,000	41,256
Hillenbrand, Inc.
03/01/2031	3.750%	33,000	32,821
Total			74,077
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.(a),(c)
01/15/2027	3.750%	94,000	93,150
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	42,546
02/01/2027	4.250%	35,000	34,804
06/15/2029	4.750%	139,000	138,234
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	45,000	46,173
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	24,000	24,053

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	31,000	31,270
09/15/2029	4.000%	40,000	39,947
Total			450,177
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	111,000	112,211
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	28,000	28,999
08/15/2027	5.250%	148,000	150,957
BWAY Holding Co.(a)
04/15/2024	5.500%	72,000	72,585
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	60,000	60,988
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	45,000	47,237
Novolex(a)
01/15/2025	6.875%	29,000	29,345
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	29,000	30,411
08/15/2027	8.500%	61,000	65,244
Total			597,977
Pharmaceuticals 0.6%
AbbVie, Inc.
11/21/2049	4.250%	280,000	331,515
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	147,000	156,994
01/31/2027	8.500%	63,000	67,197
01/15/2028	7.000%	99,000	101,427
06/01/2028	4.875%	21,000	21,776
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	17,000	17,027
06/30/2028	6.000%	26,000	18,596
Organon Finance 1 LLC(a)
04/30/2031	5.125%	96,000	100,812
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	66,000	67,116
Total			882,460
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	114,000	118,317
AssuredPartners, Inc.(a)
01/15/2029	5.625%	70,000	70,448
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	63,000	62,773
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	47,000	48,601
MGIC Investment Corp.
08/15/2028	5.250%	16,000	17,060
Radian Group, Inc.
03/15/2025	6.625%	30,000	33,540
03/15/2027	4.875%	38,000	41,456
USI, Inc.(a)
05/01/2025	6.875%	39,000	39,687
Total			431,882
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	28,000	29,408
01/15/2028	3.875%	103,000	103,816
IRB Holding Corp.(a)
06/15/2025	7.000%	193,000	205,021
02/15/2026	6.750%	199,000	204,703
Yum! Brands, Inc.(a)
04/01/2025	7.750%	25,000	26,730
Total			569,678
Retailers 0.5%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	36,000	37,705
L Brands, Inc.
11/01/2035	6.875%	94,000	117,984
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	24,000	24,635
05/01/2029	4.875%	15,000	15,375
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	348,800
Penske Automotive Group, Inc.
09/01/2025	3.500%	29,000	29,835
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	58,000	59,913
02/15/2029	7.750%	14,000	15,268
Total			649,515
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	92,000	97,948
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	29,000	29,532
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	30,000	31,315
Total			158,795

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	92,000	93,677
08/01/2025	6.875%	78,000	79,579
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	25,000	25,167
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	27,000	28,821
03/01/2026	9.125%	16,000	16,768
Broadcom, Inc.
11/15/2030	4.150%	166,000	184,086
Broadcom, Inc.(a)
04/15/2034	3.469%	205,000	211,991
11/15/2036	3.187%	9,000	8,924
Camelot Finance SA(a)
11/01/2026	4.500%	54,000	56,121
CDK Global, Inc.
06/01/2027	4.875%	57,000	59,680
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	41,000	41,006
07/01/2029	4.875%	92,000	92,179
Everi Holdings, Inc.(a)
07/15/2029	5.000%	8,000	8,204
Gartner, Inc.(a)
06/15/2029	3.625%	28,000	28,243
10/01/2030	3.750%	97,000	99,908
HealthEquity, Inc.(a),(c)
10/01/2029	4.500%	43,000	43,699
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	68,000	67,205
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	59,000	60,539
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	115,000	116,785
NCR Corp.(a)
10/01/2028	5.000%	81,000	83,237
04/15/2029	5.125%	85,000	87,671
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	67,000	69,586
07/15/2029	4.500%	36,000	35,209
07/15/2031	4.750%	45,000	43,804
Oracle Corp.
04/01/2050	3.600%	297,000	297,317
03/25/2061	4.100%	287,000	307,067
Plantronics, Inc.(a)
03/01/2029	4.750%	159,000	148,989
PTC, Inc.(a)
02/15/2028	4.000%	63,000	64,655
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
09/01/2025	7.375%	8,000	8,516
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	102,000	106,433
Square, Inc.(a)
06/01/2026	2.750%	14,000	14,208
06/01/2031	3.500%	49,000	50,286
Switch Ltd.(a)
09/15/2028	3.750%	33,000	33,496
06/15/2029	4.125%	36,000	37,028
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	43,000	45,150
Verscend Escrow Corp.(a)
08/15/2026	9.750%	151,000	159,325
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	101,000	100,505
Total			3,015,064
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	209,957
Wireless 1.6%
Altice France Holding SA(a)
02/15/2028	6.000%	246,000	234,701
Altice France SA(a)
05/01/2026	7.375%	14,000	14,527
02/01/2027	8.125%	43,000	46,342
07/15/2029	5.125%	100,000	98,199
Altice France SA(a),(c)
10/15/2029	5.500%	55,000	54,508
American Tower Corp.
08/15/2029	3.800%	237,000	262,436
SBA Communications Corp.
02/15/2027	3.875%	69,000	71,453
SBA Communications Corp.(a)
02/01/2029	3.125%	295,000	285,243
Sprint Capital Corp.
11/15/2028	6.875%	94,000	120,059
Sprint Corp.
06/15/2024	7.125%	26,000	29,600
T-Mobile USA, Inc.
02/15/2029	2.625%	78,000	78,787
04/15/2030	3.875%	390,000	430,871
02/15/2031	2.875%	43,000	43,385
04/15/2031	3.500%	54,000	56,993
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	257,000	271,401

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	79,000	78,761
07/15/2031	4.750%	123,000	125,728
Total			2,302,994
Wirelines 2.1%
AT&T, Inc.
09/15/2055	3.550%	497,000	490,011
12/01/2057	3.800%	478,000	488,528
CenturyLink, Inc.
12/01/2023	6.750%	77,000	84,503
04/01/2024	7.500%	102,000	112,925
04/01/2025	5.625%	102,000	110,968
CenturyLink, Inc.(a)
12/15/2026	5.125%	54,000	55,992
02/15/2027	4.000%	44,000	44,971
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	73,000	72,688
03/01/2028	6.125%	46,000	46,634
Level 3 Financing, Inc.(a)
07/15/2029	3.750%	44,000	42,569
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	37,000	37,634
Network i2i Ltd.(a),(h)
12/31/2049	5.650%	200,000	213,097
Verizon Communications, Inc.(a)
03/15/2032	2.355%	496,000	491,073
Verizon Communications, Inc.
08/10/2033	4.500%	242,000	288,155
03/22/2061	3.700%	378,000	399,573
Total			2,979,321
Total Corporate Bonds & Notes (Cost $53,152,973)			55,816,238

Foreign Government Obligations(k),(l) 6.8%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	205,218
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	195,949
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	200,000	221,082
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	28,000	28,001
Total			249,083
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.9%
China Development Bank
07/06/2028	4.040%	CNY	4,220,000	684,166
China Government Bond
06/04/2027	2.850%	CNY	2,110,000	327,152
05/21/2030	2.680%	CNY	2,100,000	317,205
Total				1,328,523
Colombia 0.7%
Colombia Government International Bond
04/15/2031	3.125%		300,000	281,006
02/26/2044	5.625%		200,000	209,122
06/15/2045	5.000%		300,000	292,900
05/15/2049	5.200%		273,000	272,609
Total				1,055,637
Dominican Republic 0.5%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	244,902
04/30/2044	7.450%		200,000	239,103
01/27/2045	6.850%		200,000	223,222
Total				707,227
Egypt 0.3%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	113,552
01/31/2047	8.500%		250,000	241,525
Total				355,077
Ghana 0.1%
Ghana Government International Bond(a)
03/26/2051	8.950%		200,000	181,905
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	230,403
Indonesia 0.6%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	202,970
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%		200,000	257,380
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	261,580
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		200,000	192,130
Total				914,060

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	200,000	241,953
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		200,000	224,344
Mexico 1.1%
Mexican Bonos
05/31/2029	8.500%	MXN	8,500,000	441,219
Mexico Government International Bond
04/16/2030	3.250%		200,000	205,323
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	12,029
Petroleos Mexicanos
01/23/2026	4.500%		80,000	80,520
11/12/2026	7.470%	MXN	4,700,000	200,658
01/23/2030	6.840%		135,000	138,979
01/28/2031	5.950%		22,000	21,315
09/21/2047	6.750%		230,000	200,731
01/23/2050	7.690%		300,000	283,788
Total				1,584,562
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	243,670
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	257,701
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	197,850
Total				455,551
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	203,765
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%		200,000	239,745
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%		200,000	205,653
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		200,000	189,833
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/25/2032	7.375%	220,000	224,663
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	216,128
DP World Ltd.(a)
09/25/2048	5.625%	200,000	246,579
Total			462,707
Total Foreign Government Obligations (Cost $9,596,636)			9,699,528

Residential Mortgage-Backed Securities - Agency 7.4%

Federal Home Loan Mortgage Corp.(m)
CMO Series 4120 Class AI
11/15/2039	3.500%	315,689	7,271
Federal Home Loan Mortgage Corp.(f),(m)
CMO Series 4620 Class AS
11/15/2042	1.635%	779,966	49,175
Federal National Mortgage Association
05/01/2041	4.000%	24,343	26,431
Federal National Mortgage Association(f),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,748,508	2
Federal National Mortgage Association(m)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	383,526	15,253
CMO Series 2012-139 Class IL
04/25/2040	3.500%	352,198	11,589
CMO Series 2013-1 Class AI
02/25/2043	3.500%	904,257	124,743
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,439,001	423,125
Federal National Mortgage Association(b),(m)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.064%	340,623	66,835
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.914%	622,968	112,250
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	6.014%	478,045	121,753

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.064%	952,785	209,522
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.064%	422,635	107,538
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	979,150	103,263
CMO Series 2020-138 Class GI
09/20/2050	3.000%	934,302	132,297
CMO Series 2021-140 Class IW
08/20/2051	3.500%	1,268,973	188,760
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,454,659	215,726
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,915,048	279,662
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,281,591	202,301
CMO Series 2021-9 Class MI
01/20/2051	2.500%	1,191,044	154,303
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	6.013%	534,806	120,946
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.113%	467,734	99,674
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.163%	540,511	116,533
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.113%	949,043	166,536
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	6.013%	716,011	138,434
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	6.013%	628,097	109,458
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.113%	1,090,093	218,067
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.963%	1,237,593	180,715
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.963%	412,866	81,177
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.963%	972,710	166,638
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.963%	811,434	144,686
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.063%	633,654	111,994
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.063%	649,776	113,554
Government National Mortgage Association TBA(c)
10/21/2051	3.000%	2,000,000	2,088,750
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	3.000%	1,000,000	1,051,445
10/14/2051	2.000%	1,000,000	1,002,031
10/14/2051	2.500%	2,000,000	2,060,937
Total Residential Mortgage-Backed Securities - Agency (Cost $10,805,535)			10,523,374

Residential Mortgage-Backed Securities - Non-Agency 22.2%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	549,256	548,503
Banc of America Funding Trust(a),(d),(e),(f)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	515,046
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.386%	20,604	20,607

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.536%	261,182	260,992
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.936%	550,000	586,944
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	300,000	311,765
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-B Class A1
04/01/2069	2.115%	428,103	427,501
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	500,000	500,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	875,000	893,154
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	500,000	500,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.835%	103,939	103,939
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.335%	500,000	500,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.836%	500,000	500,719
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.136%	389,419	391,496
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	361,949	358,342
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.386%	350,000	354,652
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	275,000	281,224
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.186%	246,318	250,106
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.086%	700,000	745,668
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.050%	600,000	607,296
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	3.100%	500,000	510,658
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	750,000	785,781
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	323,126	321,899
Loan Revolving Advance Investment Trust(a),(b)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.100%	300,000	300,000
MRA Issuance Trust(a),(b)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	1,000,000	1,000,244
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	172,625	172,785
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	400,000	400,816
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	385,256	389,314

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.050%	200,000	204,020
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	265,338	266,261
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	604,922	607,088
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	319,332	318,533
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.837%	441,446	437,153
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.936%	2,350,000	2,355,787
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.736%	3,450,000	3,445,310
Point Securitization Trust(a),(d),(e),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	600,000	600,000
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	358,382	359,090
CMO Series 2021-4 Class A1
04/25/2026	1.867%	368,711	368,179
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	369,447	368,844
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	932,308	932,556
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	258,929	258,975
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	427,854	427,425
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	400,000	399,927
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	3.200%	400,000	399,999
Stonnington Mortgage Trust(a),(d),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	423,353	423,353
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	400,000	400,351
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.086%	1,000,000	1,006,618
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.486%	400,000	402,373
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.586%	500,000	523,536
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.586%	250,000	271,770
VCAT Asset Securitization LLC(a),(d),(e),(f)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	500,000	500,000
VCAT LLC(a),(f)
CMO Series 2021-NPL5 Class A1
08/25/2061	1.868%	649,418	649,017
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	652,644	652,934
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	392,934	392,908
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	466,687	466,750
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	408,240
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	422,910	423,276
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	302,490

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	101,940
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	205,889
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $30,706,041)			31,420,043

Senior Loans 10.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.837%	489,844	469,270
Automotive 0.3%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.334%	421,392	419,285
Building Materials 0.3%
CP Atlas Buyer, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	497,500	495,634
Cable and Satellite 0.5%
Cogeco Communications Finance LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.084%	48,356	47,903
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.334%	600,000	599,832
Total			647,735
Chemicals 1.0%
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	67,774	67,774
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	409,984	409,984
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.084%	491,094	487,720
Nouryon Finance BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	2.832%	397,922	395,037
Total			1,360,515
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.836%	33,741	33,277
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.836%	63,566	62,851
Uber Technologies, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	3.584%	703,380	702,797
Total			798,925
Diversified Manufacturing 0.4%
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.000%	496,259	496,949
Electric 0.7%
Exgen Renewables IV LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	488,748	488,137
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	493,750	484,957
Total			973,094
Gaming 0.3%
Caesars Resort Collection LLC(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.583%	495,000	495,178

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Medline Industries LP(b),(i),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500%		166,667	166,302
Leisure 0.4%
Metro-Goldwyn-Mayer, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	500,000	499,375
Media and Entertainment 0.6%
Gray Television, Inc.(b),(n)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.586%	425,886	424,182
Meredith Corp.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.584%	467,033	465,833
Total			890,015
Packaging 1.1%
Flex Acquisition Co., Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,500,000	1,496,460
Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.072%	417,730	410,766
Property & Casualty 0.3%
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.334%	443,893	437,075
Restaurants 0.3%
1011778 BC ULC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.837%	448,148	442,358
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.6%
Arches Buyer, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	496,250	493,461
Ascend Learning LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	35,466	35,435
Avaya, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.334%	277,009	277,333
Dun & Bradstreet Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.336%	495,003	494,384
LogMeIn, Inc.(b),(i),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.833%	500,000	499,610
MA FinanceCo LLC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	490,566	493,171
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	498,632	494,319
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	580,417	580,509
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	57,857	57,805
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.584%	293,276	292,666
Total			3,718,693

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.840%	492,366	487,443
Total Senior Loans (Cost $14,742,973)			14,705,072

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	340,000	405,238
Total U.S. Treasury Obligations (Cost $337,237)			405,238

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(g)	2,002	20,020
Fieldwood Energy LLC(g)	3,856	23,136
Total		43,156
Total Energy		43,156
Total Warrants (Cost $41,154)		43,156
Options Purchased Calls 0.0%
Value ($)
(Cost $136,410)	32,646

Options Purchased Puts 0.7%

(Cost $517,720)	971,708

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(o),(p)	2,826,330	2,826,047
Total Money Market Funds (Cost $2,825,288)		2,826,047
Total Investments in Securities (Cost: $145,346,878)		149,089,952
Other Assets & Liabilities, Net		(7,340,665)
Net Assets		141,749,287

At September 30, 2021, securities and/or cash totaling $1,286,392 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,038,852 MXN	637,962 USD	Citi	10/20/2021	7,816	—
863,077 EUR	1,014,319 USD	UBS	10/20/2021	14,265	—
Total				22,081	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	161	12/2021	USD	21,189,109	—	(269,562)
U.S. Treasury 5-Year Note	48	12/2021	USD	5,891,625	—	(37,986)
Total					—	(307,548)

20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	(28)	12/2021	USD	(5,349,750)	161,030	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	6,900,000	6,900,000	1.10	01/24/2022	63,480	14,856
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,250,000	1,250,000	1.00	07/08/2022	12,750	5,087
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	5,900,000	5,900,000	1.10	01/24/2022	60,180	12,703
Total							136,410	32,646

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	14,000,000	14,000,000	1.25	12/03/2021	217,000	468,112
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	5,900,000	5,900,000	1.75	07/15/2022	102,070	133,212
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	10,000,000	10,000,000	1.25	11/18/2021	122,000	319,868
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	7,300,000	7,300,000	1.50	05/20/2022	76,650	50,516
Total							517,720	971,708

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(5,000,000)	(5,000,000)	1.70	10/01/2021	(69,125)	(73,567)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,000,000)	(6,000,000)	2.20	03/17/2022	(112,200)	(26,510)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(16,408)	—	—	—	(16,408)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(14,403)	—	—	—	(14,403)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(37,807)	—	—	—	(37,807)
Fixed rate of 2.165%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/18/2030	USD	4,800,000	(396,152)	—	—	—	(396,152)
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	3,300,000	(193,418)	—	—	—	(193,418)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	33,953	—	—	33,953	—
Total							(624,235)	—	—	33,953	(658,188)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	8,874	(100)	7,062	—	1,712	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	8,717,000	19,462	—	—	19,462	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,141)	250	—	(112,784)	68,893	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,140)	250	—	(111,690)	67,800	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,141)	250	—	(86,519)	42,628	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,141)	250	—	(83,313)	39,422	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	250,000	(22,070)	125	—	(40,311)	18,366	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.849	USD	500,000	(22,188)	250	—	(86,108)	64,170	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.849	USD	300,000	(13,313)	150	—	(45,417)	32,254	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,140)	250	—	(111,369)	67,479	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,140)	250	—	(101,083)	57,193	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	500,000	(44,141)	250	—	(83,313)	39,422	—
Total								(366,555)	2,275	—	(861,907)	497,627	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.752%
3-Month USD LIBOR	London Interbank Offered Rate	0.130%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	5.390%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $90,187,670, which represents 63.62% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $3,832,553, which represents 2.70% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	10,027,788	96,287,373	(103,487,843)	(1,271)	2,826,047	1,270	4,120	2,826,330
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2021 (Unaudited)
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2021

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